Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	$ 14,384	$ 12,559
Recognized in the Statement of Income	1,185	1,507
Interest income	1,185	1,507
Recognized in Equity - other comprehensive income	(1,341)	412
Cash effects	1,001	927
Contributions paid by the sponsor (Company)	961	887
Term of financial commitment (TFC) paid by the Company	40	40
Other Changes	(5,030)	(1,021)
Contributions paid by participants	45	40
Benefits paid, net of assisted contributions	(1,920)	(2,052)
Translation Adjustment	(3,155)	991
Fair value of plan assets at the end of the year	10,199	14,384
Remeasurement: Higher/(lower) return on plan assets compared to discount rate		412
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	10,201	8,881
Recognized in the Statement of Income	842	1,069
Interest income	842	1,069
Recognized in Equity - other comprehensive income	(896)	304
Cash effects	382	385
Contributions paid by the sponsor (Company)	355	357
Term of financial commitment (TFC) paid by the Company	27	28
Other Changes	(3,221)	(438)
Contributions paid by participants	24	25
Benefits paid, net of assisted contributions	(999)	(1,165)
Translation Adjustment	(2,246)	702
Fair value of plan assets at the end of the year	7,308	10,201
Remeasurement: Higher/(lower) return on plan assets compared to discount rate		304
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	3,007	2,739
Recognized in the Statement of Income	244	327
Interest income	244	327
Recognized in Equity - other comprehensive income	(296)	21
Cash effects	121	115
Contributions paid by the sponsor (Company)	108	103
Term of financial commitment (TFC) paid by the Company	13	12
Other Changes	(1,001)	(195)
Contributions paid by participants	5	6
Benefits paid, net of assisted contributions	(354)	(413)
Translation Adjustment	(652)	212
Fair value of plan assets at the end of the year	2,075	3,007
Remeasurement: Higher/(lower) return on plan assets compared to discount rate		21
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	1,176	939
Recognized in the Statement of Income	99	111
Interest income	99	111
Recognized in Equity - other comprehensive income	(149)	87
Cash effects	13	12
Contributions paid by the sponsor (Company)	13	12
Term of financial commitment (TFC) paid by the Company
Other Changes	(323)	27
Contributions paid by participants	16	9
Benefits paid, net of assisted contributions	(79)	(61)
Translation Adjustment	(260)	79
Fair value of plan assets at the end of the year	816	1,176
Remeasurement: Higher/(lower) return on plan assets compared to discount rate		87
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year
Recognized in the Statement of Income
Interest income
Recognized in Equity - other comprehensive income
Cash effects	485	415
Contributions paid by the sponsor (Company)	485	415
Term of financial commitment (TFC) paid by the Company
Other Changes	(485)	(415)
Contributions paid by participants
Benefits paid, net of assisted contributions	(488)	(413)
Translation Adjustment	3	(2)
Fair value of plan assets at the end of the year
Remeasurement: Higher/(lower) return on plan assets compared to discount rate